RECEIVABLES, PREPAYMENTS AND OTHER ASSETS - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Balance, beginning of period	$ 24	$ 43
Revenue recognized during the period	48	87
Amounts invoiced	(38)	(106)
Balance, end of period	$ 34	$ 24